Class T Shares [Member] Investment Objectives and Goals - Class T Shares [Member] - Janus Henderson Government Money Market Fund	Jun. 30, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Janus Henderson Government Money Market Fund
Objective [Heading]	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	Janus Henderson Government Money Market Fund seeks capital preservation and liquidity
Objective, Secondary [Text Block]	with current income as a secondary objective.